Fair Value Measurements (Fair Value Hierarchy) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 57	$ 51
Derivative Assets	56	85
Derivative liabilities	287	286
Level 1 | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	57	51
Derivative Assets	0	0
Derivative liabilities	0	0
Level 2 | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0	0
Derivative Assets	56	85
Derivative liabilities	287	286
Level 3 | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0	0
Derivative Assets	0	0
Derivative liabilities	$ 0	$ 0